Share-based compensation	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Share-based compensation

Note 21 Share-based compensation
Stock option plans
We have stock option plans for certain key employees. Under the plans, options are periodically granted to purchase common shares. The exercise price for the majority of the grants is determined as the higher of the volume-weighted average of the trading prices per board lot (100 shares) of our common shares on the Toronto Stock Exchange (i) on the day preceding the day of grant; and (ii) the five consecutive trading days immediately preceding the day of grant. The exercise price for the remaining grants is the closing market share price of our common shares on the New York Stock Exchange on the date of grant. All options vest over a four-year period, and are exercisable for a period not exceeding 10 years from the grant date.
The compensation expense recorded for the year ended October 31, 2022, in respect of the stock option plans was $8 million (October 31, 2021 – $6 million). The compensation expense related to non-vested
options was $4 million at October 31, 2022 (October 31, 2021 – $3 million), to be recognized over the weighted average period of 2.0 years (October 31, 2021 – 2.0 years).
Analysis of the movement in the number and weighted average exercise price of options is set out below:
A summary of our stock option activity and related information

	For the year ended

	October 31, 2022		October 31, 2021

(Canadian dollars per share except share amounts)	Number of options (thousands)	Weighted average exercise price (1)	Number of options (thousands)	Weighted average exercise price (1)
Outstanding at beginning of period	7,055	$92.27	6,973	$86.02
Granted	1,184	129.99	1,251	106.00
Exercised (2) , (3)	(684)	73.98	(1,150)	65.56
Forfeited in the period	(46)	104.28	(19)	93.23
Outstanding at end of period	7,509	$100.07	7,055	$92.27
Exercisable at end of period	3,502	$87.15	3,273	$80.38

(1)	The weighted average exercise prices reflect the conversion of foreign currency-denominated options at the exchange rates as of October 31, 2022 and October 31, 2021. For foreign currency-denominated options exercised during the year, the weighted average exercise prices are translated using exchange rates as at the settlement date.
(2)	Cash received for options exercised during the year was $51 million (October 31, 2021 – $75 million) and the weighted average share price at the date of exercise was $134.10 (October 31, 2021 – $115.11).
(3)	New shares were issued for all stock options exercised in 2022 and 2021.
Options outstanding as at October 31, 2022 by range of exercise price

	Options outstanding			Options exercisable

(Canadian dollars per share except share amounts and years)	Number outstanding (thousands)	Weighted average exercise price (1)	Weighted average remaining contractual life (years)	Number exercisable (thousands)	Weighted average exercise price (1)
$48.22 – $74.39	890	$70.05	2.31	890	$70.05
$78.28 – $90.23	1,409	86.99	3.54	1,409	86.99
$96.55 – $102.33	1,743	98.90	5.19	1,203	99.96
$104.70 – $106.00	2,299	105.40	7 . 66	–	–
$129.99	1,168	129.99	9.12	–	–
	7,509	$100.07	5 . 91	3,502	$87.15

(1)	The weighted average exercise prices reflect the conversion of foreign currency-denominated options at the exchange rate as of October 31, 2022.
The weighted average fair value of options granted during the year ended October 31, 2022 was estimated at $7.80 (October 31, 2021 – $4.65). This was determined by applying the Black-Scholes model on the date of grant, taking into account the specific terms and conditions under which the options are granted, such as the vesting period and expected share price volatility estimated by considering the historic average share price volatility over a historical period corresponding to the expected option life. The following assumptions were used to determine the fair value of options granted:
Weighted average assumptions

	For the year ended

(Canadian dollars per share except percentages and years)	October 31 2022	October 31 2021

Share price at grant date	$128.48	$104.86
Risk-free interest rate	1.25%	0.48%
Expected dividend yield	3.66%	4.59%
Expected share price volatility	13%	14%
Expected life of option	6 Years	6 Years
Employee savings and share ownership plans

We offer many employees an opportunity to own our common shares through savings and share ownership plans.
Under these plans, the employees can generally contribute between
1% and 10% of their annual salary or benefit base for commission-based employees. For each contribution between 1% and 6
%, we will match 50% of the employee contributions in our common shares.
For the RBC Dominion Securities Savings Plan, our maximum annual contribution is $4,500 per employee. For the RBC U.K. Share Incentive Plan, our maximum annual contribution is £1,500 per employee. For the year ended October 31, 2022, we contributed $128 million (October 31, 2021 – $123 million), under the terms of these plans, towards the purchase of our common shares. As at October 31, 2022, an aggregate of 36 million common shares were held under these plans (October 31, 2021 – 36 million common shares).
Deferred share and other plans
We offer deferred share unit plans to executives, certain key employees and non-employee
directors of the Bank. Under these plans, participants may choose to receive all or a percentage of their annual variable short-term incentive bonus, commission, or directors’ fee in the form of deferred share units (DSUs). The participants must elect to participate in the plan prior to the beginning of the year. DSUs earn dividend equivalents in the form of additional DSUs at the same rate as dividends on common shares. The participant is not allowed to convert the DSUs until retirement or termination of employment/directorship. The cash value of the DSUs is equivalent to the market value of common shares when conversion takes place.
We also offer unit awards for certain key employees within Capital Markets. The bonus is invested as RBC share units and a specified percentage vests on a specified number of anniversary dates each year. Each vested amount is paid in cash and is based on the original number of share units granted plus accumulated dividends, valued using the average closing price of RBC common shares during the five trading days immediately preceding the vesting date.
We offer performance deferred share award plans to certain key employees, all of which vest at the end of three years. Upon vesting, the award is paid in cash and is based on the original number of RBC share units granted plus accumulated dividends valued using the average closing price of RBC common shares during the five trading days immediately preceding the vesting date. A portion of the award under certain plans may be increased or decreased up to 25%, depending on our total shareholder return compared to a defined peer group of global financial institutions.
We maintain
non-qualified
deferred compensation plans for certain key employees in the U.S. These plans allow eligible employees to defer a portion of their annual income and a variety of productivity and recruitment bonuses and allocate the deferrals among specified fund choices, including a RBC Share Accounted fund that tracks the value of our common shares.
The following table presents the units granted under the deferred share and other plans for the year.
Units granted under deferred share and other plans

	For the year ended

	October 31, 2022		October 31, 2021

(Units and per unit amounts)	Units granted (thousands)	Weighted average fair value per unit	Units granted (thousands)	Weighted average fair value per unit

Deferred share unit plans	469	$131.49	462	$113.34
Capital Markets compensation plan unit awards	3,794	125.22	4,066	128.95
Performance deferred share award plans	2,220	129.65	2,486	106.10
Deferred compensation plans	92	135.44	87	104.21
Other share-based plans	1,083	128.50	767	109.24
	7,658	$127.48	7,868	$118.62
Our liabilities for the awards granted under the deferred share and other plans are measured at fair value, determined based on the quoted market price of our common shares and specified fund choices as applicable. Annually, our obligation is increased by additional units earned by plan participants, and is reduced by forfeitures, cancellations, and the settlement of vested units. In addition, our obligation is impacted by fluctuations in the market price of our common shares and specified fund units. For performance deferred share award plans, the estimated outcome of meeting the performance conditions also impacts our obligation.
The following tables present the units that have been earned by the participants, our obligations for these earned units under the deferred share and other plans, and the related compensation expenses (recoveries) recognized for the year.
Obligations under deferred share and other plans

	As at
	October 31, 2022		October 31, 2021

(Millions of Canadian dollars except units)	Units (thousands)	Carrying amount	Units (thousands)	Carrying amount

Deferred share unit plans	5,429	$684	5,001	$644
Capital Markets compensation plan unit awards	9,398	1,182	9,925	1,280
Performance deferred share award plans	6,006	757	6,216	801
Deferred compensation plans (1)	2,537	319	2,574	331
Other share-based plans	1,772	218	1,724	216
	25,142	$3,160	25,440	$3,272

(1)	Excludes obligations not determined based on the quoted market price of our common shares.
Compensation expenses recognized under deferred share and other plans

	For the year ended

(Millions of Canadian dollars)	October 31 2022	October 31 2021

Deferred share unit plans	$20	$205
Capital Markets compensation plan unit awards	210	518
Performance deferred share award plans	273	506
Deferred compensation plans	(261)	627
Other share-based plans	91	142
	$333	$1,998